Research and development costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Research and development expenditures expensed	€ 1,305	€ 1,448	€ 1,506
Total Research and development costs	3,612	3,051	2,903
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Amortization of capitalized development expenditures	1,358	1,456	1,294
Impairment and write-off of capitalized development expenditures	€ 949	€ 147	€ 103